Organization (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Total Assets	$ 183,097	$ 304,955
LIABILITIES AND STOCKHOLDERS' EQUITY
Total Liabilities	2,452,951	2,304,751
Total Equity	(3,349,417)	(3,079,359)
Total Liabilities and Stockholders' Equity	183,097	304,955
Beijing Guangwang Hetong [Member]
ASSETS
Total Current Assets	4,225,226	4,514,107
Total Assets	4,225,226	4,514,107
LIABILITIES AND STOCKHOLDERS' EQUITY
Total Current Liabilities	2,445,076	2,597,621
Total Liabilities	2,445,076	2,597,621
Total Equity	1,780,150	1,916,486
Total Liabilities and Stockholders' Equity	$ 4,225,226	$ 4,514,107